STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION (Details) - USD ($)	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended
	Jan. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017
Share-based Compensation Arrangement [Abstract]
Common shares, authorized (in shares)		1,000			1,000	1,000
Common shares, issued (in shares)		10			10	10
Common shares, outstanding (in shares)		10			10	10
Common stock, par value (in dollars per share)		$ 0.01			$ 0.01	$ 0.01
Share-based compensation expense			$ 217,757	$ 1,247,215
Predecessor Company [Member]
Share-based Compensation Arrangement [Abstract]
Share-based compensation expense	$ 2,916,324
Class B [Member]
Share-based Compensation Arrangement [Abstract]
Share-based compensation expense		$ 484,805			$ 712,597
Unrecognized compensation expense		$ 2,237,187			$ 2,237,187
Number of Units [Roll Forward]
Outstanding, beginning balance (in shares)					7,472,000
Granted (in shares)					410,000
Vested (in shares)					(2,720,000)
Outstanding, ending balance (in shares)		5,162,000			5,162,000	7,472,000
Weighted Average Grant Date Fair Value [Abstract]
Outstanding beginning balance (in dollars per share)					$ 0.4879
Granted (in dollars per share)					0.4948
Vested (in dollars per share)					0.4875
Outstanding ending balance (in dollars per share)		$ 0.4884			$ 0.4884	$ 0.4879
Class B [Member] | Grant Date [Member]
Share-based Compensation Arrangement [Abstract]
Vesting percentage					20.00%
Class B [Member] | Anniversary of Grant Date Thereafter [Member]
Share-based Compensation Arrangement [Abstract]
Vesting percentage					20.00%
Class C [Member]
Share-based Compensation Arrangement [Abstract]
Share-based compensation expense					$ 0	$ 0
Unrecognized compensation expense		$ 1,014,983			$ 1,014,983
Number of Units [Roll Forward]
Outstanding, beginning balance (in shares)					4,670,000
Granted (in shares)					205,000
Vested (in shares)					0
Outstanding, ending balance (in shares)		4,875,000			4,875,000	4,670,000
Weighted Average Grant Date Fair Value [Abstract]
Outstanding beginning balance (in dollars per share)					$ 0.2080
Granted (in dollars per share)					0.2126
Vested (in dollars per share)					0
Outstanding ending balance (in dollars per share)		$ 0.2082			$ 0.2082	$ 0.2080
Class D [Member]
Share-based Compensation Arrangement [Abstract]
Share-based compensation expense					$ 0	$ 0
Unrecognized compensation expense		$ 726,696			$ 726,696
Number of Units [Roll Forward]
Outstanding, beginning balance (in shares)					4,670,000
Granted (in shares)					205,000
Vested (in shares)					0
Outstanding, ending balance (in shares)		4,875,000			4,875,000	4,670,000
Weighted Average Grant Date Fair Value [Abstract]
Outstanding beginning balance (in dollars per share)					$ 0.1489
Granted (in dollars per share)					0.1535
Vested (in dollars per share)					0
Outstanding ending balance (in dollars per share)		$ 0.1491			$ 0.1491	$ 0.1489
Other Minority Stockholders [Member] | Class A [Member]
Share-based Compensation Arrangement [Abstract]
Common shares, authorized (in shares)		124,100			124,100
Common shares, issued (in shares)		124,100			124,100
Common stock, amount					$ 12,410,000
Stella Point [Member] | Class A [Member]
Share-based Compensation Arrangement [Abstract]
Common shares, authorized (in shares)		520,000			520,000
Common shares, issued (in shares)		520,000			520,000
Common stock, amount					$ 52,000,000